Property, Plant, & Equipment (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Summary of Property, Plant, and Equipment

The Company’s property, plant, and equipment consisted of the following at the respective balance sheet dates:

	September 30, 2020	September 30, 2020
Land	$114,200	$114,200
Building	305,800	305,800
Machinery and equipment	66,264	66,264
Computer/office equipment	38,785	38,785
	525,049	525,049
Less accumulated depreciation	(60,089)	(54,988)
Property, plant, and equipment, net	$464,960	$470,061

The Company’s property, plant, and equipment consisted of the following at the respective balance sheet dates:

	September 30, 2020	September 30, 2019
Land	$114,200	$114,200
Building	305,800	305,800
Machinery and equipment	66,264	66,264
Computer/office equipment	38,785	38,785
	525,049	525,049
Less accumulated depreciation	(54,988)	(39,536)
Property, plant, and equipment, net	$470,061	$485,513